Allowance For Loan Losses (Schedule Of Information Related To Average Recorded Investment And Interest Income Recognized On Impaired Loans) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Financing Receivable, Impaired [Line Items]
With no related allowance recorded, Average recorded investment	$ 8,519	$ 7,406
Impaired Financing Receivable, with No Related Allowance, Interest Income, Accrual Method	4	17
With an allowance recorded, Average recorded investment	1,012	1,725
Impaired Financing Receivable, with Related Allowance, Interest Income, Accrual Method	0	128
Residential Real Estate
Financing Receivable, Impaired [Line Items]
With no related allowance recorded, Average recorded investment	441	452
Impaired Financing Receivable, with No Related Allowance, Interest Income, Accrual Method	0	0
With an allowance recorded, Average recorded investment	0	0
Impaired Financing Receivable, with Related Allowance, Interest Income, Accrual Method	0	0
Home equity - junior liens
Financing Receivable, Impaired [Line Items]
With no related allowance recorded, Average recorded investment	296	297
Impaired Financing Receivable, with No Related Allowance, Interest Income, Accrual Method	0	0
With an allowance recorded, Average recorded investment	0	0
Impaired Financing Receivable, with Related Allowance, Interest Income, Accrual Method	0	0
Commercial And Industrial
Financing Receivable, Impaired [Line Items]
With no related allowance recorded, Average recorded investment	2,913	0
Impaired Financing Receivable, with No Related Allowance, Interest Income, Accrual Method	0	0
With an allowance recorded, Average recorded investment	0	0
Impaired Financing Receivable, with Related Allowance, Interest Income, Accrual Method	0	0
Commercial real estate
Financing Receivable, Impaired [Line Items]
With no related allowance recorded, Average recorded investment	4,869	6,657
Impaired Financing Receivable, with No Related Allowance, Interest Income, Accrual Method	4	17
With an allowance recorded, Average recorded investment	1,012	1,725
Impaired Financing Receivable, with Related Allowance, Interest Income, Accrual Method	0	128
Consumer Loan
Financing Receivable, Impaired [Line Items]
With no related allowance recorded, Average recorded investment	0	0
Impaired Financing Receivable, with No Related Allowance, Interest Income, Accrual Method	0	0
With an allowance recorded, Average recorded investment	0	0
Impaired Financing Receivable, with Related Allowance, Interest Income, Accrual Method	0	0
DDA Overdrafts
Financing Receivable, Impaired [Line Items]
With no related allowance recorded, Average recorded investment	0	0
Impaired Financing Receivable, with No Related Allowance, Interest Income, Accrual Method	0	0
With an allowance recorded, Average recorded investment	0	0
Impaired Financing Receivable, with Related Allowance, Interest Income, Accrual Method	$ 0	$ 0